UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22082

Name of Fund:    BlackRock EcoSolutions Investment Trust (BQR)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EcoSolutions Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 07/31/2013

Item 1  –  Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components — 0.9%
Johnson Controls, Inc. (a)	26,400	$1,061,544
Building Products — 0.3%
Kingspan Group PLC	23,600	328,593
Chemicals — 19.5%
Agrium, Inc.	29,100	2,473,500
CF Industries Holdings, Inc. (a)	9,650	1,891,497
Incitec Pivot Ltd.	265,600	627,642
Israel Chemicals Ltd.	90,000	717,683
Johnson Matthey PLC	59,204	2,553,333
K+S AG	19,000	469,313
Monsanto Co.	37,900	3,743,762
The Mosaic Co. (a)	34,900	1,434,041
Novozymes A/S, B Shares	38,100	1,305,950
Nufarm Ltd.	59,760	241,534
Potash Corp of Saskatchewan, Inc.	63,100	1,829,900
Sinofert Holdings Ltd.	2,201,500	343,048
Syngenta AG	7,700	3,044,672
Umicore SA	19,300	868,810
Wacker Chemie AG	5,600	546,289

		22,090,974
Commercial Services & Supplies — 2.4%
Tetra Tech, Inc. (b)	82,600	1,949,360
Tianjin Capital Environmental Protection Group Co. Ltd., Series H	2,007,000	788,611

		2,737,971
Construction & Engineering — 1.7%
Aegion Corp. (a)(b)	11,400	260,148
Chicago Bridge & Iron Co. NV (a)	3,162	188,392
Layne Christensen Co. (a)(b)	10,800	209,304
Quanta Services, Inc. (a)(b)	45,700	1,225,217

		1,883,061
Electric Utilities — 5.4%
Acciona SA	3,800	179,187
Iberdrola SA	207,005	1,145,495
ITC Holdings Corp.	5,000	458,850
NextEra Energy, Inc. (a)	21,600	1,870,776
SSE PLC	32,000	766,070
Xylem, Inc.	66,400	1,655,352

		6,075,730
Electrical Equipment — 3.6%
ABB Ltd.	26,000	573,194
American Superconductor Corp. (b)	33,500	84,085
Gamesa Corp. Tecnologica SA	40,100	295,317
General Cable Corp. (a)	8,100	255,312
Nordex SE (b)	5,400	45,165
Roper Industries, Inc.	10,800	1,360,368
Schneider Electric SA	13,400	1,067,458
Vestas Wind Systems A/S (b)	19,300	387,416

		4,068,315

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 1.9%
Itron, Inc. (a)(b)	20,000	$862,400
Trimble Navigation Ltd. (a)(b)	43,220	1,233,499

		2,095,899
Food Products — 11.1%
Agria Corp. — ADR (b)	100,000	118,000
Archer-Daniels-Midland Co. (a)	35,100	1,280,097
BrasilAgro - Co. Brasileira de Propriedades Agricolas (b)	525,200	2,375,814
Bunge Ltd. (a)	34,600	2,629,946
Illovo Sugar Ltd.	234,900	773,595
IOI Corp. Bhd	533,333	899,039
Sao Martinho SA	200,000	2,143,468
SLC Agricola SA	150,000	1,235,453
SunOpta, Inc. (b)	48,000	387,840
Tyson Foods Inc., Class A (a)	17,400	480,588
Wilmar International Ltd.	81,000	200,494

		12,524,334
Independent Power Producers & Energy Traders — 0.8%
China Longyuan Power Group Corp., Series H	228,000	239,798
Enel Green Power SpA	133,300	296,716
Ormat Technologies, Inc. (a)	17,800	409,934

		946,448
Industrial Conglomerates — 0.4%
Orkla ASA	55,600	429,402
Machinery — 9.3%
AGCO Corp.	36,800	2,070,000
CNH Global NV	27,500	1,292,225
Deere & Co.	24,100	2,001,987
IDEX Corp. (a)	9,950	593,517
Kurita Water Industries Ltd.	58,100	1,184,775
Pall Corp. (a)	9,900	692,604
Pentair Ltd. (a)	21,100	1,288,788
Watts Water Technologies, Inc., Class A	26,400	1,380,192

		10,504,088
Multi-Utilities — 2.3%
Hera SpA	361,600	729,687
Suez Environnement Co.	9,925	140,817
Veolia Environnement SA	126,000	1,696,272

		2,566,776
Oil, Gas & Consumable Fuels — 3.2%
Cheniere Energy, Inc. (a)(b)	6,400	182,848
Cosan Ltd., Class A	58,325	937,866
Rentech, Inc.	317,900	680,306
Sasol Ltd.	25,000	1,148,613
Sasol Ltd. — ADR (a)	7,800	359,658

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipt AUD Australian Dollar BRL Brazil Real CAD Canadian Dollar CHF Swiss Franc CLP Chilean Peso DKK Danish Krone EUR Euro	GBP British Pound HKD Hong Kong Dollar ILS Israeli Shekel JPY Japanese Yen NOK Norwegian Krone SGD Singapore Dollar USD US Dollar ZAR South African Rand

JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
TransCanada Corp. (a)	7,500	$342,688

		3,651,979
Paper & Forest Products — 0.3%
Fibria Celulose SA — ADR (b)	19,900	220,492
Precious Woods Holding AG (b)	20,000	70,668

		291,160
Real Estate Investment Trusts (REITs) — 3.3%
Plum Creek Timber Co., Inc.	47,800	2,331,684
Rayonier, Inc. (a)	23,175	1,354,347

		3,686,031
Real Estate Management & Development — 0.3%
Cresud SACIF y A — ADR	44,900	334,056
Road & Rail — 0.4%
ALL - America Latina Logistica SA	133,000	514,196
Semiconductors & Semiconductor Equipment — 0.6%
First Solar, Inc. (a)(b)	3,600	177,264
Renewable Energy Corp. ASA (b)	22,700	11,706
SunEdison, Inc. (a)(b)	15,100	152,208
Suntech Power Holdings Co. Ltd. — ADR (b)	14,600	21,024
Trina Solar Ltd. — ADR (a)(b)	15,900	117,978
Yingli Green Energy Holding Co. Ltd. — ADR (b)	38,200	153,182

		633,362
Water Utilities — 26.6%
American States Water Co.	39,500	2,536,690
American Water Works Co., Inc.	52,300	2,232,164
Aqua America, Inc.	97,300	3,294,578
Artesian Resources Corp., Class A	37,200	875,688
California Water Service Group	90,800	1,979,440
China Water Affairs Group Ltd.	4,556,000	1,555,958
Cia de Saneamento Basico do Estado de Sao Paulo	105,000	1,076,533

Common Stocks	Shares	Value
Water Utilities (concluded)
Cia de Saneamento de Minas Gerais - COPASA	43,100	$692,593
Guangdong Investment Ltd.	1,221,000	988,518
Hyflux Ltd.	752,000	772,165
Inversiones Aguas Metropolitanas SA	1,500,000	2,834,485
Manila Water Co., Inc.	5,610,000	4,203,339
Pennon Group PLC	215,200	2,275,973
Severn Trent PLC	113,500	3,056,998
United Utilities Group PLC	158,381	1,737,131

		30,112,253
Total Long-Term Investments
(Cost — $105,518,708) — 94.3%		106,536,172

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (c)(d)	7,837,774	7,837,774
Total Short-Term Securities
(Cost — $7,837,774) — 7.0%		7,837,774
Total Investments Before Options Written
(Cost — $113,356,482*) — 101.3%		114,373,946

Options Written
(Premiums Received — $1,160,450) — (1.4)%		(1,544,041)
Total Investments Net of Options Written — 99.9%		112,829,905
Other Assets Less Liabilities — 0.1%		142,872

Net Assets — 100.0%		$112,972,777

Notes to Schedule of Investments

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$140,348,580

Gross unrealized appreciation	$16,145,891
Gross unrealized depreciation	(42,120,525)

Net unrealized depreciation	$(25,974,634)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2012	Net Activity	Shares/ Beneficial Interest Held at July 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	7,218,848	618,926	7,837,774	$5,698	$77
BlackRock Liquidity Series, LLC Money Market Series	$1,554,150	$(1,554,150)	—	$878	—

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

2	JULY 31, 2013

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

•	Foreign currency exchange contracts as of July 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,237	AUD	18,000	Morgan Stanley & Co. International PLC	8/02/13	$58
USD	18,615	JPY	1,820,000	Citibank N.A.	8/02/13	26
USD	3,930	SGD	5,000	Citibank N.A.	8/02/13	(5)
USD	2,358	SGD	3,000	Citibank N.A.	8/02/13	(3)
Total						$76

•	Exchange-traded options written as of July 31, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Sasol Ltd. - ADR	Call	USD	43.05	8/06/13	78	$(23,896)
Pentair Ltd.	Call	USD	57.00	8/13/13	94	(41,806)
Archer-Daniels-Midland Co.	Call	USD	37.00	8/19/13	79	(5,135)
Bunge Ltd.	Call	USD	75.00	8/19/13	30	(5,250)
CF Industries Holdings, Inc.	Call	USD	195.00	8/19/13	43	(27,413)
Chicago Bridge & Iron Co. NV	Call	USD	65.00	8/19/13	14	(210)
First Solar, Inc.	Call	USD	48.00	8/19/13	16	(6,000)
General Cable Corp.	Call	USD	33.00	8/19/13	36	(2,880)
IDEX Corp.	Call	USD	60.00	8/19/13	45	(11,700)
Johnson Controls, Inc.	Call	USD	42.00	8/19/13	59	(590)
The Mosaic Co.	Call	USD	55.00	8/19/13	79	(356)
Quanta Services, Inc.	Call	USD	29.00	8/19/13	205	(4,100)
Rayonier, Inc.	Call	USD	55.00	8/19/13	104	(37,180)
TransCanada Corp.	Call	CAD	48.00	8/19/13	11	(214)
Trimble Navigation Ltd.	Call	USD	27.50	8/23/13	194	(27,010)
Aegion Corp.	Call	USD	26.00	9/10/13	51	(546)
Itron, Inc.	Call	USD	43.00	9/10/13	90	(16,464)
Layne Christensen Co.	Call	USD	21.25	9/10/13	48	(1,541)
Ormat Technologies, Inc.	Call	USD	24.00	9/10/13	80	(4,512)
Pall Corp.	Call	USD	71.00	9/10/13	44	(6,361)
Archer-Daniels-Midland Co.	Call	USD	37.00	9/23/13	78	(8,034)
Cheniere Energy, Inc.	Call	USD	32.00	9/23/13	29	(2,219)
Johnson Controls, Inc.	Call	USD	43.00	9/23/13	59	(1,475)
The Mosaic Co.	Call	USD	57.50	9/23/13	79	(948)
SunEdison, Inc.	Call	USD	10.00	9/23/13	67	(7,003)
TransCanada Corp.	Call	CAD	48.00	9/23/13	22	(1,414)
Trina Solar Ltd. - ADR	Call	USD	9.00	9/23/13	71	(2,911)
Tyson Foods Inc., Class A	Call	USD	28.00	9/23/13	78	(7,410)
Total						$(254,578)

•	Over-the-counter options written as of July 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
ITC Holdings Corp.	Morgan Stanley & Co. International PLC	Call	USD	88.19	8/02/13	2,200	$(7,877)
Tetra Tech, Inc.	Deutsche Bank AG	Call	USD	27.30	8/02/13	37,100	—
Aqua America, Inc.	Citibank N.A.	Call	USD	30.99	8/05/13	25,700	(73,824)
Aqua America, Inc.	Citibank N.A.	Call	USD	31.77	8/05/13	3,700	(7,797)
Bunge Ltd.	Deutsche Bank AG	Call	USD	72.42	8/05/13	12,500	(44,962)
Roper Industries, Inc.	Morgan Stanley & Co. International PLC	Call	USD	122.78	8/05/13	4,800	(15,358)

JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

•	Over-the-counter options written as of July 31, 2013 were as follows: (continued)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Watts Water Technologies, Inc., Class A	Citibank N.A.	Call	USD	47.49	8/05/13	11,800	$(56,515)
Xylem, Inc.	Deutsche Bank AG	Call	USD	28.19	8/05/13	29,800	—
American Water Works Co., Inc.	Deutsche Bank AG	Call	USD	41.60	8/06/13	5,700	(7,165)
Fibria Celulose SA - ADR	Deutsche Bank AG	Call	USD	10.71	8/06/13	4,400	(1,790)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	78.81	8/06/13	9,700	(75,700)
Umicore SA	Morgan Stanley & Co. International PLC	Call	EUR	37.28	8/07/13	8,700	(13)
United Utilities Group PLC	Citibank N.A.	Call	GBP	6.87	8/07/13	71,300	(37,458)
Cresud SACIF y A - ADR	Citibank N.A.	Call	USD	8.07	8/08/13	20,000	(49)
AGCO Corp.	Morgan Stanley & Co. International PLC	Call	USD	53.50	8/12/13	16,500	(47,055)
Inversiones Aguas Metropolitanas SA	Citibank N.A.	Call	CLP	1006.88	8/12/13	225,000	(2,849)
Rentech, Inc.	Deutsche Bank AG	Call	USD	2.36	8/12/13	143,000	(3,049)
Sao Martinho SA	Credit Suisse International	Call	BRL	26.63	8/12/13	24,200	(747)
American States Water Co.	UBS AG	Call	USD	57.22	8/14/13	17,700	(127,095)
Iberdrola SA	Citibank N.A.	Call	EUR	4.19	8/14/13	93,500	(8,905)
Pennon Group PLC	Deutsche Bank AG	Call	GBP	6.38	8/14/13	96,900	(85,381)
Potash Corp of Saskatchewan, Inc.	Morgan Stanley & Co. International PLC	Call	USD	39.37	8/15/13	28,400	(912)
BrasilAgro - Co. Brasileira de Propriedades Agricolas	Deutsche Bank AG	Call	BRL	11.43	8/21/13	39,000	(974)
Deere & Co.	Credit Suisse International	Call	USD	82.77	8/21/13	10,900	(24,127)
Sao Martinho SA	Goldman Sachs International	Call	BRL	25.97	8/21/13	24,200	(3,217)
Agrium, Inc.	Morgan Stanley & Co. International PLC	Call	USD	91.89	8/22/13	13,000	(18,263)
American Water Works Co., Inc.	Barclays Bank PLC	Call	USD	41.91	8/22/13	6,000	(4,938)
CNH Global NV	Credit Suisse International	Call	USD	42.99	8/22/13	12,300	(51,040)
Cosan Ltd., Class A	Barclays Bank PLC	Call	USD	16.26	8/22/13	33,000	(10,706)
BrasilAgro - Co. Brasileira de Propriedades Agricolas	Deutsche Bank AG	Call	BRL	11.19	8/27/13	39,000	(2,167)
Cia de Saneamento Basico do Estado de Sao Paulo	Credit Suisse International	Call	BRL	25.50	8/27/13	47,400	(6,941)
Fibria Celulose SA - ADR	Citibank N.A.	Call	USD	11.65	8/27/13	4,500	(676)
Inversiones Aguas Metropolitanas SA	Citibank N.A.	Call	CLP	999.50	8/27/13	225,000	(7,488)
SLC Agricola SA	Deutsche Bank AG	Call	BRL	18.44	8/27/13	16,900	(7,870)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	41.99	8/28/13	6,000	(5,104)
California Water Service Group	Morgan Stanley & Co. International PLC	Call	USD	21.36	8/28/13	20,000	(11,404)
SunOpta, Inc.	UBS AG	Call	USD	8.66	8/28/13	21,600	(4,111)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	42.55	8/29/13	5,800	(3,271)
BrasilAgro - Co. Brasileira de Propriedades Agricolas	Citibank N.A.	Call	BRL	11.27	9/04/13	39,400	(2,648)
China Longyuan Power Group Corp., Series H	UBS AG	Call	HKD	8.63	9/04/13	102,000	(2,659)
China Water Affairs Group Ltd.	Citibank N.A.	Call	HKD	2.97	9/04/13	1,002,000	(2,032)
Guangdong Investment Ltd.	UBS AG	Call	HKD	6.48	9/04/13	274,000	(6,441)
Hyflux Ltd.	UBS AG	Call	SGD	1.29	9/04/13	168,000	(5,206)
Sinofert Holdings Ltd.	Citibank N.A.	Call	HKD	1.37	9/04/13	990,000	(1,762)
SLC Agricola SA	Deutsche Bank AG	Call	BRL	19.78	9/04/13	16,900	(3,892)
Tianjin Capital Environmental Protection Group Co. Ltd., Series H	Citibank N.A.	Call	HKD	3.03	9/04/13	904,000	(20,905)
Plum Creek Timber Co., Inc.	UBS AG	Call	USD	48.77	9/09/13	21,500	(18,648)
Acciona SA	Morgan Stanley & Co. International PLC	Call	EUR	42.73	9/11/13	1,700	(112)

4	JULY 31, 2013

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

•	Over-the-counter options written as of July 31, 2013 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
California Water Service Group	Citibank N.A.	Call	USD	21.93	9/11/13	20,800	$(8,024)
Gamesa Corp. Tecnologica SA	Citibank N.A.	Call	EUR	4.79	9/11/13	18,000	(19,542)
Illovo Sugar Ltd.	Citibank N.A.	Call	ZAR	31.16	9/11/13	52,900	(10,255)
Israel Chemicals Ltd.	Goldman Sachs International	Call	ILS	36.74	9/11/13	40,500	(946)
Johnson Matthey PLC	Morgan Stanley & Co. International PLC	Call	GBP	28.96	9/11/13	26,700	(30,752)
Kingspan Group PLC	Morgan Stanley & Co. International PLC	Call	EUR	10.56	9/11/13	5,300	(2,726)
Schneider Electric SA	Morgan Stanley & Co. International PLC	Call	EUR	58.25	9/11/13	6,000	(25,844)
Severn Trent PLC	UBS AG	Call	GBP	17.60	9/11/13	51,000	(33,600)
SSE PLC	Morgan Stanley & Co. International PLC	Call	GBP	16.16	9/11/13	14,400	(302)
Suez Environnement Co.	Morgan Stanley & Co. International PLC	Call	EUR	10.21	9/11/13	4,500	(3,776)
BrasilAgro - Co. Brasileira de Propriedades Agricolas	Deutsche Bank AG	Call	BRL	10.51	9/12/13	39,400	(7,541)
Cia de Saneamento de Minas Gerais - COPASA	UBS AG	Call	BRL	34.85	9/12/13	19,400	(21,942)
Inversiones Aguas Metropolitanas SA	Credit Suisse International	Call	CLP	951.76	9/12/13	225,000	(20,509)
Monsanto Co.	UBS AG	Call	USD	102.90	9/13/13	8,500	(10,045)
ABB Ltd.	Goldman Sachs International	Call	CHF	20.67	9/17/13	11,700	(5,272)
K+S AG	Deutsche Bank AG	Call	EUR	26.05	9/17/13	8,500	(1,074)
Kingspan Group PLC	Goldman Sachs International	Call	EUR	10.50	9/17/13	5,300	(3,092)
Nordex SE	Deutsche Bank AG	Call	EUR	6.50	9/17/13	2,400	(1,068)
Novozymes A/S, B Shares	Deutsche Bank AG	Call	DKK	197.56	9/17/13	17,100	(12,908)
Orkla ASA	Goldman Sachs International	Call	NOK	46.78	9/17/13	25,000	(3,116)
Syngenta AG	Goldman Sachs International	Call	CHF	372.53	9/17/13	3,500	(28,339)
Veolia Environnement SA	Morgan Stanley & Co. International PLC	Call	EUR	10.01	9/17/13	56,700	(35,199)
Vestas Wind Systems A/S	Deutsche Bank AG	Call	DKK	114.56	9/17/13	8,600	(13,252)
Wacker Chemie AG	UBS AG	Call	EUR	69.58	9/17/13	2,500	(17,574)
Guangdong Investment Ltd.	UBS AG	Call	HKD	6.48	9/25/13	274,000	(8,872)
Hyflux Ltd.	Morgan Stanley & Co. International PLC	Call	SGD	1.32	9/25/13	170,000	(4,418)
Illovo Sugar Ltd.	Deutsche Bank AG	Call	ZAR	31.02	9/25/13	52,800	(11,608)
Incitec Pivot Ltd.	UBS AG	Call	AUD	2.69	9/25/13	119,500	(10,253)
Kurita Water Industries Ltd.	Goldman Sachs International	Call	JPY	2,121.80	9/25/13	26,100	(15,686)
Nufarm Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	4.58	9/25/13	26,800	(5,157)
Wilmar International Ltd.	UBS AG	Call	SGD	3.21	9/25/13	37,000	(1,420)
Aqua America, Inc.	Goldman Sachs International	Call	USD	34.34	9/26/13	14,300	(10,162)
ALL - America Latina Logistica SA	UBS AG	Call	BRL	8.79	9/30/13	59,900	(10,851)
BrasilAgro - Co. Brasileira de Propriedades Agricolas	Goldman Sachs International	Call	BRL	10.63	9/30/13	39,400	(8,380)
Sao Martinho SA	Deutsche Bank AG	Call	BRL	25.02	9/30/13	41,600	(17,892)
SLC Agricola SA	UBS AG	Call	BRL	18.54	9/30/13	33,700	(19,988)
Monsanto Co.	UBS AG	Call	USD	102.90	10/11/13	8,500	(16,975)
Total							$(1,289,463)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components	$1,061,544	—	—	$1,061,544
Building Products	—	$328,593	—	328,593
Chemicals	13,926,033	8,164,941	—	22,090,974
Commercial Services & Supplies	1,949,360	788,611	—	2,737,971
Construction & Engineering	1,883,061	—	—	1,883,061
Electric Utilities	3,984,978	2,090,752	—	6,075,730
Electrical Equipment	1,699,765	2,368,550	—	4,068,315
Electronic Equipment, Instruments & Components	2,095,899	—	—	2,095,899
Food Products	11,424,801	1,099,533	—	12,524,334
Independent Power Producers & Energy Traders	409,934	536,514	—	946,448
Industrial Conglomerates	—	429,402	—	429,402
Machinery	9,319,313	1,184,775	—	10,504,088
Multi-Utilities	—	2,566,776	—	2,566,776
Oil, Gas & Consumable Fuels	2,503,366	1,148,613	—	3,651,979
Paper & Forest Products	291,160	—	—	291,160
Real Estate Investment Trusts (REITs)	3,686,031	—	—	3,686,031
Real Estate Management & Development	334,056	—	—	334,056
Road & Rail	514,196	—	—	514,196
Semiconductors & Semiconductor Equipment	621,656	11,706	—	633,362
Water Utilities	15,522,171	14,590,082	—	30,112,253
Short-Term Securities	7,837,774	—	—	7,837,774
Total	$79,065,098	$35,308,848	—	$114,373,946

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$84	—	—	$84
Liabilities:
Equity contracts	(132,439)	$(1,411,602)	—	(1,544,041)
Foreign currency exchange contracts	(8)	—	—	(8)
Total	$(132,363)	$(1,411,602)	—	$(1,543,965)

[1]    Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

6	JULY 31, 2013

Schedule of Investments (concluded)	BlackRock EcoSolutions Investment Trust (BQR)

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$169,026	—	—	$169,026
Foreign currency at value	12,390	—	—	12,390
Cash pledged as collateral for options written	100,000	—	—	100,000
Total	$281,416	—	—	$281,416

There were no transfers between levels during the period ended July 31, 2013.

JULY 31, 2013	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EcoSolutions Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EcoSolutions Investment Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EcoSolutions Investment Trust

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EcoSolutions Investment Trust

Date: September 24, 2013